CONVERTIBLE REDEEMABLE PREFERENCE SHARES (Tables)	12 Months Ended
Dec. 31, 2017
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of movement of the convertible redeemable preferred shares

	Series A	Series B
	Shares	Shares	Total

Balance as of January 1,2015	2,435	27,167	29,602
Accretion to redemption value of preferred shares	269	2,115	2,384
Repurchase of convertible redeemable preferred shares	(2,704)	(29,282)	(31,986)

Balance as of December 31, 2015	—	—	—

Schedule of summary of the authorized, issued and outstanding preferred shares
	Shares	Shares issued	Carrying	Liquidation
Series	authorized	and outstanding	value	value

Series A	7,500,000	929,412	2,435	1,150
Series B	8,000,000	6,434,389	27,167	30,000